Submission	Mar. 24, 2025
Submission [Line Items]
Central Index Key	0001045520
Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Registration File Number	333-282307
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES